Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Summary of Earnings (Loss) Per Share
The components of the earnings (loss) per share computation are as follows:

Earnings per share	Year ended
	2021/12/31	2022/12/31	2023/12/31

Profit (loss) for the period (in € thousands)	67,259	(23,719)	(28,894)
Weighted average number of ordinary shares used to calculate basic earnings (loss) per share	44,739,756	49,673,936	49,700,223
Basic earnings (loss) per share (€/share)	1.51	(0.48)	(0.58)
Weighted average number of ordinary shares used to calculate diluted earnings (loss) per share	55,613,634	49,673,936	49,700,223
Diluted earnings (loss) per share (€/share)	1.23	(0.48)	(0.58)